Securian Funds Trust
(the “Trust”)
SFT International Bond Fund
SFT T. Rowe Price Value Fund
SFT Wellington Core Equity Fund
(each, a “Fund”)
Supplement dated May 26, 2023, to the Prospectus of the Trust, dated May 1, 2023, as supplemented to date (the “Prospectus”), and the Statement of Additional Information of the Trust, dated May 1, 2023, as supplemented to date (the “SAI”).

1.	SFT International Bond Fund Expense Limitation Agreement
Effective June 1, 2023, pursuant to an Expense Limitation Agreement (the “Expense Limitation Agreement”) between Securian Asset Management, Inc. (the “Adviser”), the investment adviser to the Trust, and the Trust, the Adviser has contractually agreed to limit the operating expenses of the Class 2 shares of the SFT International Bond Fund to ninety-nine basis points (0.99%) of the average daily net assets of the Class 2 shares, for the period from June 1, 2023 through May 1, 2025. The Expense Limitation Agreement may be continued annually upon the affirmative vote of the majority of the trustees of the Trust who are not “interested persons” of the Trust or any party to the Expense Limitation Agreement, as such term is defined in the Investment Company Act of 1940, as amended.
To effect this limit on the operating expenses of the Class 2 shares of the Fund, the Annual Fund Operating Expenses table and Expense Example as set forth on page 45 of the Prospectus, is revised and restated in its entirety as follows:
Annual Fund Operating Expenses
(expenses that you pay each year as percentage of the value of your investment)

	Class 1	Class 2
Management Fees	0.60%	0.60%
Distribution (12b‑1) Fees	—	0.25%
Other Expenses	0.43%	0.43%

Total Annual Fund Operating Expenses	1.03%	1.28%
Fee Waiver/Expense Reimbursement (1)	—	0.29%
Total Annual	1.03%	0.99%
(1) Securian Asset Management, Inc. (Securian AM), the Fund’s investment adviser, has contractually agreed to limit the operating expenses of the Class 2 shares of the Fund to 0.99% of the average daily net assets of the Class 2 shares, for the period of June 1, 2023 through May 1, 2025. To the extent that Securian AM absorbs other expenses to satisfy this limit on the operating expenses of the Class 2 shares of the Fund, Securian AM may seek

F103762 06-2023

reimbursement of a portion or all of such amounts at any time within three (3) fiscal years after the fiscal year in which such amounts were absorbed, subject to the operating expense limit. This agreement may not be terminated before May 1, 2025, and thereafter renews annually for a full year unless terminated by Securian AM upon at least 60 days’ notice prior to the end of the contract term. This agreement is described in greater detail in the “Management of the Funds” section of the Prospectus.
Expense Example. This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other Funds.
The example assumes an investment of $10,000 in the Fund for the time periods indicated and then a redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example further assumes that the operating expense limit described above is in effect only until May 1, 2024. The example does not reflect the other fees and expenses related to a variable life insurance policy, variable annuity contract or qualified plan that invests in the Fund. If these other fees and expenses were included, the expenses shown in the example below would be higher. Although actual costs may be higher or lower, based on these assumptions, costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1	$105	$328	$569	$1,259
Class 2	$113	$349	$647	$1,495
In addition, the following is added as the last paragraph to the “Management of the Funds” section on page 123 of the Prospectus:

SFT International Bond Fund Expense Limitation Agreement. Effective June 1, 2023, Securian AM and the Trust, on behalf of the SFT International Bond Fund (the Fund), entered into an Expense Limitation Agreement (the Agreement) for the period dated June 1, 2023 through May 1, 2025. The Agreement limits the operating expenses of the Class 2 shares of the Fund, to 0.99% of the average daily net assets of the Class 2 shares. The Agreement may be continued annually upon the affirmative vote of the majority of the trustees of the Trust who are not “interested persons” of the Trust or any party to the Agreement, as such term is defined in the Investment Company Act of 1940, as amended, and may be terminated by Securian AM at any time after May 1, 2024, upon sixty (60) days’ prior written notice. To the extent Securian AM absorbs other expenses to satisfy this limit on operating expenses, it may seek repayment of a portion or all of such amounts at any time within three (3) fiscal years after the fiscal year in which such amounts were absorbed, provided that such reimbursement will not cause the Class 2 shares to exceed the operating expense limit. Should the Fund make any such reimbursements to Securian AM, the amount of the reimbursements will be reflected in the financial statements in the Fund’s shareholder reports and in Other Expenses under Fees and Expenses of the Fund.

In addition, the following is added to page 64 of the SAI immediately following the paragraph captioned “SFT Government Money Market Fund Expense Limitation Agreement”:
SFT INTERNATIONAL BOND FUND
EXPENSE LIMITATION AGREEMENT

Securian AM and the Trust, on behalf of the SFT International Bond Fund (the Fund), entered into an Expense Limitation Agreement (the Agreement) for the period dated June 1, 2023 through May 1, 2025. The Agreement limits the operating expenses of the Class 2 shares of the Fund to 0.99% of the average daily net assets of the Class 2 shares. The Agreement may be continued annually upon the affirmative vote of the majority of the trustees of the Trust who are not “interested persons” of the Trust or any party to the Agreement, as such term is defined in the Investment Company Act of 1940, as amended, and may be terminated by Securian AM at any time after May 1, 2024, upon sixty (60) days’ prior written notice. To the extent Securian AM absorbs other expenses to satisfy this limit on operating expenses, it may seek repayment of a portion or all of such amounts at any time within three (3) fiscal years after the fiscal year in which such amounts were absorbed, provided that such reimbursement will not cause the Class 2 shares to exceed the operating expense limit. Should the Fund make any such reimbursements to Securian AM, the amount of the reimbursements will be reflected in the financial statements in the Fund’s shareholder reports and in Other Expenses under Fees and Expenses of the Fund.

The following relates to the information found on page 59 of the Prospectus:

2.	Advisory Fee Reduction to (i) SFT T. Rowe Price Value Fund and (ii) SFT Wellington Core Equity Fund
Effective June 1, 2023, pursuant to the Third Amendment to the Investment Advisory Agreement between the Adviser and the Trust, the Adviser has agreed to reduce its investment advisory fee for the (i) SFT T. Rowe Price Value Fund and (ii) SFT Wellington Core Equity Fund by ten basis points (0.10%) on each breakpoint of the advisory fee for each Fund.

Accordingly, the Annual Fund Operating Expenses table and Expense Example for the SFT T. Rowe Price Value Fund is revised and restated in its entirety as follows:
Annual Fund Operating Expenses
(expense you pay each year as a percentage of the value of your investment)

Management Fees	0.57%
Distribution (12b‑1) Fees	0.25%
Other Expenses	0.15%

Total Annual Fund Operating Expenses	0.97%
Expense Example. This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other Funds.
The example assumes an investment of $10,000 in the Fund for the time periods indicated and then a redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect the other fees and expenses related to a variable life insurance policy, variable annuity contract or qualified plan that invests in the Fund. If these other fees and expenses were included, the expenses shown in the example below would be higher. Although actual costs may be higher or lower, based on these assumptions, costs would be:

1 Year	3 Years	5 Years	10 Years
$103	$313	$540	$1,194
In addition, effective as of June 1, 2023, the Annual Fund Operating Expenses table and Expense Example for the SFT Wellington Core Equity Fund, as set forth on page 63 of the Prospectus, is revised and restated in its entirety as follows:
Annual Fund Operating Expenses
(expenses that you pay each year as percentage of the value of your investment)

	Class 1	Class 2
Management Fees	0.55%	0.55%
Distribution (12b‑1) Fees	—	0.25%
Other Expenses	0.22%	0.22%

Total Annual Fund Operating Expenses	0.77%	1.02%
Expense Example. This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other Funds.

The example assumes an investment of $10,000 in the Fund for the time periods indicated and then a redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect the other fees and expenses related to a variable life insurance policy, variable annuity contract or qualified plan that invests in the Fund. If these other fees and expenses were included, the expenses shown in the example below would be higher. Although actual costs may be higher or lower, based on these assumptions, costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1	$83	$250	$432	$958
Class 2	$108	$329	$567	$1,252
Furthermore, effective as of June 1, 2023, the fee schedule set forth on page 61 of the SAI is revised and restated in its entirety as follows:

Fund	Annual Rate of Fees
SFT Core Bond Fund	0.40% of the first $750 million of assets 0.35% of assets exceeding $750 million
SFT Government Money Market Fund	0.25% of the first $750 million of assets 0.20% of assets exceeding $750 million
SFT Index 500 Fund	0.15% of the first $1 billion of assets 0.10% of assets exceeding $1 billion
SFT International Bond Fund	0.60% of the first $300 million of assets 0.575% of the next $200 million of assets 0.55% of the next $500 million of assets 0.50% of assets exceeding $1 billion
SFT Index 400 Mid‑Cap Fund	0.15% of the first $1 billion of assets 0.10% of assets exceeding $1 billion
SFT Real Estate Securities Fund	0.70% of the first $300 million of assets 0.675% of the next $200 million of assets 0.65% of the next $500 million of assets 0.60% of assets exceeding $1 billion
SFT Balanced Stabilization Fund	0.55% of the first $750 million of assets 0.50% of assets exceeding $750 million
SFT Equity Stabilization Fund	0.55% of the first $750 million of assets 0.50% of assets exceeding $750 million
SFT IvySM Growth Fund	0.67% of the first $300 million of assets 0.625% of the next $200 million of assets 0.60% of the next $500 million of assets 0.50% of assets exceeding $1 billion

Fund	Annual Rate of Fees
SFT IvySM Small Cap Growth Fund	0.85% of the first $300 million of assets 0.80% of the next $200 million of assets 0.75% of the next $500 million of assets 0.70% of assets exceeding $1 billion
SFT Wellington Core Equity Fund	0.55% of the first $300 million of assets 0.525% of the next $200 million of assets 0.50% of the next $500 million of assets 0.45% of assets exceeding $1 billion
SFT T. Rowe Price Value Fund	0.57% of the first $300 million of assets 0.55% of the next $200 million of assets 0.525% of the next $500 million of assets 0.50% of assets exceeding $1 billion
Additionally, effective as of June 1, 2023, the last paragraph of the section captioned as “Wellington Management Company, LLP (“Wellington Management”)” on page 70 of the SAI is revised and restated in its entirety as follows:

From the advisory fee received from SFT Wellington Core Equity Fund, Securian AM pays Wellington Management a sub‑advisory fee equal on an annual basis to the following percentages of the Fund’s average daily net assets:

Assets	Annual Fee
First $50 million	0.31% (31 bps)
Over $50 million	0.27% (27 bps)
Please retain this supplement for future reference.